Stock-based Compensation Assumptions Used in Black-Scholes Stock Appreciation Rights Valuation Model (Details)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Employee Stock Option
Stock Based Compensation Activity [Line Items]
Expected life of SAR (years)	6 years 7 months	6 years 8 months
Risk-free interest rate		1.92%
Risk-free interest rate, minimum	1.61%		0.62%
Risk-free interest rate, maximum	1.93%		1.33%
Expected volatility of the Company's stock	36.00%	36.00%	41.00%
Expected dividend yield on the Company's stock	2.02%	2.17%	2.03%
Employee Stock Option | Minimum
Stock Based Compensation Activity [Line Items]
Expected life of SAR (years)			5 years
Employee Stock Option | Maximum
Stock Based Compensation Activity [Line Items]
Expected life of SAR (years)			6 years 8 months
Stock Appreciation Rights (SARs)
Stock Based Compensation Activity [Line Items]
Risk-free interest rate, minimum	0.00%
Risk-free interest rate, maximum	1.47%
Expected volatility of the Company's stock	36.00%
Expected dividend yield on the Company's stock	2.02%
Stock Appreciation Rights (SARs) | Minimum
Stock Based Compensation Activity [Line Items]
Expected life of SAR (years)	18 days
Stock Appreciation Rights (SARs) | Maximum
Stock Based Compensation Activity [Line Items]
Expected life of SAR (years)	5 years 6 months